CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	915,097	715,366
Common stock, shares outstanding	915,097	715,366
Treasury stock, shares	17,085	34,897
Shares to be issued common shares, shares	5,794	568
Series B Convertible Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000	15,000
Preferred stock, shares issued	7,263	0
Preferred stock, shares outstanding	7,263	0
Preferred Stock, Discount on Shares	$ 226,666